Derivative instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Market value settlement cash payments		$ 41,483
Notional amount	$ 367,490
Derivative assets	$ 17,321
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Derivative Asset, Noncurrent
Fair value gain (loss) on derivative instruments	$ 17,321	$ 8,585	$ (22,463)